Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.802%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,260,795.32

Principal:
Principal Collections	$18,175,735.26
Prepayments in Full	$10,134,296.57
Liquidation Proceeds	$552,783.36
Recoveries	$9,955.81
Sub Total	$28,872,771.00
Collections	$31,133,566.32

Purchase Amounts:
Purchase Amounts Related to Principal	$94,947.00
Purchase Amounts Related to Interest	$698.94
Sub Total	$95,645.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,229,212.26

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,229,212.26
Servicing Fee	$669,480.94	$669,480.94	$0.00	$0.00	$30,559,731.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,559,731.32
Interest - Class A-2a Notes	$153,733.58	$153,733.58	$0.00	$0.00	$30,405,997.74
Interest - Class A-2b Notes	$47,473.15	$47,473.15	$0.00	$0.00	$30,358,524.59
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$30,006,024.59
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$29,852,730.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,852,730.59
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$29,799,850.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,799,850.84
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$29,760,225.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,760,225.51
Regular Principal Payment	$27,008,328.76	$27,008,328.76	$0.00	$0.00	$2,751,896.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,751,896.75
Residual Released to Depositor	$0.00	$2,751,896.75	$0.00	$0.00	$0.00
Total		$31,229,212.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,008,328.76
Total					$27,008,328.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,775,246.61	$72.33	$153,733.58	$0.56	$19,928,980.19	$72.89
Class A-2b Notes	$7,233,082.15	$72.33	$47,473.15	$0.47	$7,280,555.30	$72.80
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$27,008,328.76	$25.67	$799,505.81	$0.76	$27,807,834.57	$26.43

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$194,189,785.86	0.7102772	$174,414,539.25	0.6379464
Class A-2b Notes	$71,027,719.78	0.7102772	$63,794,637.63	0.6379464
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$723,547,505.64	0.6876978	$696,539,176.88	0.6620277

Pool Information
Weighted Average APR	3.345%	3.332%
Weighted Average Remaining Term	49.47	48.64
Number of Receivables Outstanding	38,313	37,505
Pool Balance	$803,377,132.12	$773,926,523.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$751,019,118.31	$723,569,030.43
Pool Factor	0.7145450	0.6883508

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$32,651,452.85
Yield Supplement Overcollateralization Amount	$50,357,493.47
Targeted Overcollateralization Amount	$77,387,347.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,387,347.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$492,846.03
(Recoveries)		11	$9,955.81
Net Loss for Current Collection Period			$482,890.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7213%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2020%
Second Prior Collection Period			0.3532%
Prior Collection Period			0.3115%
Current Collection Period			0.7348%
Four Month Average (Current and Prior Three Collection Periods)			0.4004%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		958	$1,965,897.32
(Cumulative Recoveries)			$83,790.81
Cumulative Net Loss for All Collection Periods			$1,882,106.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1674%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,052.08
Average Net Loss for Receivables that have experienced a Realized Loss			$1,964.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	345	$7,985,388.73
61-90 Days Delinquent	0.14%	35	$1,046,195.95
91-120 Days Delinquent	0.04%	12	$281,485.10
Over 120 Days Delinquent	0.03%	7	$230,723.15
Total Delinquent Receivables	1.23%	399	$9,543,792.93

Repossession Inventory:
Repossessed in the Current Collection Period		26	$637,867.05
Total Repossessed Inventory		36	$856,871.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1075%
Prior Collection Period			0.1253%
Current Collection Period			0.1440%
Three Month Average			0.1256%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2014%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer